Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt obligations
Total long-term debt	$ 630,182	$ 361,001
OLLC $1.0 billion multi-year revolving credit facility, variable rate, due December 2016 [Member]
Debt obligations
Total long-term debt	371,000	120,000
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013 [Member]
Debt obligations
Total long-term debt	89,300	99,900
REO $150.0 million revolving credit facility, variable-rate, terminated December 2012 [Member]
Debt obligations
Total long-term debt		35,000
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017 [Member]
Debt obligations
Total long-term debt	85,750	24,450
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013 [Member]
Debt obligations
Total long-term debt	29,500	14,300
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013 [Member]
Debt obligations
Total long-term debt	13,882	17,351
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013 [Member]
Debt obligations
Total long-term debt	25,250	37,500
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015 [Member]
Debt obligations
Total long-term debt	$ 15,500	$ 12,500